Document and Entity Information	Aug. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2023
Entity File Number	001-33731
Entity Registrant Name	METHODE ELECTRONICS INC
Entity Central Index Key	0000065270
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2090085
Entity Address, Address Line One	8750 West Bryn Mawr Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	708
Local Phone Number	867-6777
Title of 12(b) Security	Common Stock, $0.50 par value
Trading Symbol	MEI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false